READINGTON HOLDINGS, INC.

Annual Report
November 30, 2000

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

                                     Readington Holdings, Inc. November 30, 2000

SCHEDULE OF INVESTMENTS                                          (in US dollars)

--------------------------------------------------------------------------------------------------------------------
                      Notional Amount/                     Investments                                     Value
                       Shares Held
--------------------------------------------------------------------------------------------------------------------
Dividend Receipts -    135,000,000      Dividend Certificate - Grantor Trust 1998 PT - 1
95.0%                                      (AIM - Liquid Assets Portfolio)                             $ 104,049,678

                       150,000,000      Dividend Certificate - Grantor Trust 1998 PT - 2
                                           (AIM - Prime Portfolio)                                       115,610,753

                       150,000,000      Dividend Certificate - Grantor Trust 1998 PT - 3
                                           (AIM - Treasury Portfolio)                                    115,610,753

                       200,000,000      Merck & Co. Strip Series 1 (Income Receipt - Merrill Lynch
                                           Premier Institutional Money Market Fund)                      154,147,672

                       165,000,000      Merck & Co. Strip Series 2 (Income Receipt - Merrill Lynch
                                           Institutional Money Market Fund)                              127,171,829

--------------------------------------------------------------------------------------------------------------------
                                        Total Investments in Dividend Receipts
                                           (Cost - $625,232,643) - 95.0%                                 616,590,685

--------------------------------------------------------------------------------------------------------------------

Money Market Funds -     2,352,219      Merrill Lynch Institutional Money Market Fund                      2,352,219
0.4%

--------------------------------------------------------------------------------------------------------------------
                                        Total Investments in Money Market Funds
                                           (Cost - $2,352,219) - 0.4%                                      2,352,219

--------------------------------------------------------------------------------------------------------------------

                                        Total Investments (Cost - $627,584,862) - 95.4%                  618,942,904
                                        Unrealized Appreciation on Interest Rate Swaps - 3.9%             25,355,391
                                        Other Assets Less Liabilities - 0.7%                               4,517,010
                                                                                                       -------------
                                        Net Assets - 100.0%                                            $ 648,815,305
                                                                                                       =============

See Notes to Financial Statements.

                                    Readington Holdings, Inc., November 30, 2000

STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

               As of November 30, 2000
------------------------------------------------------------------------------------------------------------------------------------
Assets:        Investments, at value (identified cost-$627,584,862).................................                    $618,942,904
               Unrealized appreciation on interest rate swaps.......................................                      25,355,391
               Receivables:
                    Dividend receipts...............................................................     $4,271,295
                    Interest rate swaps.............................................................        245,715
                    Investment advisor..............................................................         14,419        4,531,429
                                                                                                      -------------    -------------
               Total assets.........................................................................                     648,829,724
                                                                                                                       -------------

------------------------------------------------------------------------------------------------------------------------------------
Liabilities:   Accrued expenses.....................................................................                          14,419
                                                                                                                       -------------
               Total liabilities....................................................................                          14,419
                                                                                                                       -------------

------------------------------------------------------------------------------------------------------------------------------------
Net Assets:    Net assets...........................................................................                    $648,815,305
                                                                                                                       =============

------------------------------------------------------------------------------------------------------------------------------------
Capital:       Capital Stock:
                  Class A Senior Stock, par value $1,000 (5,000 shares authorized, issued and
                  outstanding at $1,000 per share)..................................................                      $5,000,000
                  Class B Junior Stock, par value $1,000 (619,626 shares authorized, issued and
                  outstanding)......................................................................   $627,101,872
               Unrealized appreciation on investments and interest rate swaps-net...................     16,713,433
                                                                                                      -------------
               Total- Equivalent to $1,039.04 net asset value per share of Class B Junior Stock.....                     643,815,305
                                                                                                                       -------------
               Total capital........................................................................                    $648,815,305
                                                                                                                       =============
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                                    Readington Holdings, Inc., November 30, 2000

STATEMENT OF OPERATIONS

                           For the Period August 11, 2000+ to November 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
Income:                    Income from dividend receipts.......................................                         $12,330,451
                           Interest income on swaps-net........................................                             415,463
                                                                                                                      -------------
                           Total income........................................................                          12,745,914
                                                                                                                      -------------

-----------------------------------------------------------------------------------------------------------------------------------
Expenses:                  Accounting services ................................................         $7,895
                           Transfer agent fees.................................................          3,360
                           Professional fees...................................................          1,500
                           Registration fees  .................................................            800
                           Custodian fees......................................................            564
                           Pricing fees........................................................            300
                                                                                                  -------------
                           Total expenses before reimbursement.................................         14,419
                           Reimbursement of expenses...........................................        (14,419)
                                                                                                  -------------
                           Total expenses after reimbursement..................................                                   0
                                                                                                                      -------------
                           Investment income-net...............................................                          12,745,914
                                                                                                                      -------------

-----------------------------------------------------------------------------------------------------------------------------------
Unrealized Gain            Unrealized appreciation on investments and interest rate swaps-net..                          16,713,433
on Investments-Net:                                                                                                   -------------

                           Net Increase in Net Assets Resulting from Operations................                         $29,459,347
                                                                                                                      =============

-----------------------------------------------------------------------------------------------------------------------------------

+     Commencement of operations.
      See Notes to Financial Statements.

                                    Readington Holdings, Inc., November 30, 2000

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                             For the Period
                                                                                                            August 11, 2000+
                                                                                                            to November 30,
                    Increase (Decrease) in Net Assets:                                                            2000
---------------------------------------------------------------------------------------------------------------------------
Operations:         Investment income-net............................................................           $12,745,914
                    Unrealized appreciation on investments and interest rate swaps-net...............            16,713,433
                                                                                                             --------------
                    Net increase in net assets resulting from operations.............................            29,459,347
                                                                                                             --------------

---------------------------------------------------------------------------------------------------------------------------
Dividends           Investment income-net:
to Shareholders:         Class A Senior Stock........................................................               (76,031)
                         Class B Junior Stock........................................................            (9,493,660)
                                                                                                             --------------
                    Net decrease in net assets resulting from dividends
                    to shareholders..................................................................            (9,569,691)
                                                                                                             --------------

---------------------------------------------------------------------------------------------------------------------------
Capital Stock       Proceeds from issuance of Class A Senior Stock...................................             5,000,000
Transactions:       Proceeds from issuance of Class B Junior Stock...................................           623,925,649
                                                                                                             --------------
                    Net increase in net assets derived from capital stock transactions...............           628,925,649
                                                                                                             --------------

---------------------------------------------------------------------------------------------------------------------------
Net Assets:         Total increase in net assets.....................................................           648,815,305
                    Beginning of period..............................................................                     -
                                                                                                             --------------
                    End of period....................................................................          $648,815,305
                                                                                                             ==============

---------------------------------------------------------------------------------------------------------------------------

+     Commencement of operations.
      See Notes to Financial Statements.

Readington Holdings, Inc.                                      November 30, 2000

Financial Highlights

                                                                                                                  For the Period
The following per share data and ratios have been derived                                                        August 11, 2000+
from information provided in the financial statements.                                                            to November 30,
Increase (Decrease) in Net Asset Value:                                                                                2000
--------------------------------------------------------------------------------------------------------------------------------
Per Share Operating         Net asset value, beginning of period...............................................        $1,006.94
Performance of Class B                                                                                              ------------
Junior Stock:               Investment income - net............................................................            20.57
                            Realized and unrealized gain on investments and interest rate swaps - net..........            26.97
                                                                                                                    ------------
                            Total from investment operations...................................................            47.54
                                                                                                                    ------------
                            Less dividends to Class B Junior Stock shareholders from investment income - net...           (15.32)
                                                                                                                    ------------
                            Effect of Class A Senior Stock activity:
                                  Dividends to Class A Senior Stock shareholders from investment income-net....             (.12)
                                                                                                                    ------------
                            Net asset value, end of period.....................................................        $1,039.04
                                                                                                                    ============
--------------------------------------------------------------------------------------------------------------------------------
Total Investment Return     Based on net asset value per share.................................................            4.75% #
of Class B Junior Stock:                                                                                            ============
--------------------------------------------------------------------------------------------------------------------------------
Ratios Based on             Total expenses, net of reimbursement**.............................................             .00% *
Average Net Assets of                                                                                               ============
Class B Junior Stock:       Total expenses**...................................................................             .01% *
                                                                                                                    ============
                            Total investment income - net**....................................................            6.62% *
                                                                                                                    ============
                            Amount of dividends to Class A Senior Stock shareholders...........................             .04% *
                                                                                                                    ============
                            Investment income-net, to Class B Junior Stock shareholders........................            6.58% *
                                                                                                                    ============
--------------------------------------------------------------------------------------------------------------------------------
Ratios Based on             Total expenses, net of reimbursement...............................................             .00% *
Total Average                                                                                                       ============
Net Assets:+++**            Total expenses.....................................................................             .01% *
                                                                                                                    ============
                            Total investment income - net......................................................            6.56% *
                                                                                                                    ============
--------------------------------------------------------------------------------------------------------------------------------
Ratios Based on             Dividends to Class A Senior Stock shareholders.....................................            5.00% *
Average Net Assets of                                                                                               ============
Class A Senior Stock:
--------------------------------------------------------------------------------------------------------------------------------
Supplemental                Net assets, net of Class A Senior Stock, end of period (in thousands)..............         $643,815
Data:                                                                                                               ============
                            Class A Senior Stock outstanding, end of period (in thousands).....................           $5,000
                                                                                                                    ============
--------------------------------------------------------------------------------------------------------------------------------
Leverage:                   Asset coverage per $1,000..........................................................         $129,763
                                                                                                                    ============
--------------------------------------------------------------------------------------------------------------------------------
Dividends Per Share         Investment income - net............................................................           $15.21
On Class A Senior Stock                                                                                             ============
Outstanding:++
--------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Do not reflect the effect of dividends to Class A Senior Stock shareholders.
+     Commencement of operations.
++    The Fund's Class A Senior Stock was issued on August 11, 2000.
+++   Includes Class A Senior and Class B Junior Stock average net assets.
#     Aggregate total investment return.

      See Notes to Financial Statements.

Readington Holdings, Inc.
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Readington Holdings, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a non-diversified, closed-end management investment company. The Company was incorporated in the State of New Jersey on June 22, 1989 as a wholly-owned subsidiary of Medco Containment Services, Inc., which is now a wholly-owned subsidiary of Merck & Co., Inc. ("Merck"). Prior to August 11, 2000, the Company was a holding company. On August 11, 2000, the Company changed its name from MCCO Corp. pursuant to a change in the nature of its assets and a recapitalization. The Company's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Company offers two classes of shares. Class A Senior and Class B Junior Stock have the same voting rights, except Class A Senior Stock has approval over any plan of reorganization adversely affecting Class A Senior Stock or any action requiring a vote of security holders under Section 13(a) of the Act. The holders of Class A Senior and Class B Junior Stock do not have any rights to convert their shares into shares of any other class or series of capital stock of the Company. After all current and previously accumulated dividends on Class A Senior Stock have been fully paid or set apart for payment, the holders of Class B Junior Stock are entitled to receive dividends out of any funds of the Company legally available for payment. In the event of a voluntary or involuntary liquidation or dissolution of the Company, the holders of Class B Junior Stock shall not be entitled to any payment or distribution until the amount to which the holders of Class A Senior Stock are entitled have been paid or set aside for them. The following is a summary of significant accounting policies followed by the Company.

(a) Valuation of investments -- The Company will invest primarily in dividend receipts. Dividend receipts entitle the holder to all dividends paid on the underlying shares of certain money market funds until December 2023. Securities, including dividend receipts and swap agreements, and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Company's Board of Directors. Other investments, including money market funds, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value.

(b) Interest rate swaps -- The Company is authorized to enter into swap agreements. In a swap agreement, the Company exchanges with the counterparty their respective commitments to pay or receive interest on a specified notional principal amount. If the counterparty defaults on its obligation, the Company's ability to receive interest will be delayed or limited. Furthermore, if the Company does not have sufficient income to pay its obligation under the swap agreement, the Company would be in default and the counterparty would be able to terminate the swap agreement.

(c) Income taxes -- It is the Company 's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend receipt income and swap income or expense is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Dividends and distributions -- Dividends and distributions paid by the Company are recorded on the ex-dividend dates. In addition to the monthly dividends for Class A Senior Stock and Class B Junior

Stock, as of November 30, 2000, the Company declared a consent dividend of $6,449,083 on Class A Senior Stock. Such amount has been deemed paid and contributed to the Company as additional paid-in capital.

(f) Reclassification -- Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $3,272,860, related to amortization of the cost of dividend receipts, and $6,449,083, related to the consent dividend, have been reclassified between undistributed net investment income and paid-in capital in excess of par. These reclassifications have no effect on net assets or net asset value per share.

2. Transactions with Affiliates:

The Company has entered into a Management and Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Company's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Company. For such services, the Company pays a monthly fee at the following annual rates: .20% of the Company's average monthly value of assets other than dividend receipts or interest rate swaps ("New Investments") not exceeding $50 million; .15% of average monthly value of New Investments in excess of $50 million but not exceeding $100 million; .10% of average monthly value of New Investments in excess of $100 million but not exceeding $250 million; and .08% of average monthly value of New Investments in excess of $250 million. In addition, the Company will pay FAM at the end of each calendar month a management fee for certain management services described in the Investment Advisory Agreement. FAM will not be paid any fee based on the value of the dividend receipts or the swap agreements. For the period August 11, 2000 to December 31, 2000, no fee was paid to FAM.

FAM has agreed to waive its management fee and to reimburse the other expenses incurred by the Company. FAM may terminate the waiver and reimbursement at any time.

As of November 30, 2000, 5,000 shares of Class A Senior Stock and 18,736 shares of Class B Junior Stock were beneficially owned and of record by Merrill Lynch Capital Services, Inc. ("MLCS"). The parent corporation of MLCS is ML & Co.

As of November 30, 2000, 600,781 shares of Class B Junior Stock was owned beneficially and of record by Merck Holdings, Inc. ("Merck Holdings"). The parent company of Merck Holdings is Merck.

The Company has entered into two swap agreements with MLCS. Under the first swap, the Company will make a one-time payment in December 2023 to MLCS equal to the compounded value of a series of floating rate payments based on 1-month LIBOR minus .244% on a fixed notional amount of $172,223,000. In return, the Company will receive from MLCS a fixed one-time payment at the swap maturity equal to $629,626,000. Under the second swap, the Company will make monthly floating rate payments based on 1-month LIBOR minus .244% to MLCS and, in return, the Company will receive monthly payments from MLCS at a fixed rate of 6.62%, in each case on a notional amount of $627,777,000, through December 2023.

Merrill Lynch Investment Partners, Inc. ("MLIP"), a wholly-owned subsidiary of Merrill Lynch Group, Inc., which in turn, is a wholly-owned subsidiary of ML & Co., is the Company 's transfer agent.

Accounting services were provided to the Company by FAM.

Certain officers and/or directors of the Company are officers and/or directors of FAM, PSI, ML & Co., and/or MLIP.

3. Investments:

Net unrealized gains (losses) as of November 30, 2000 were as follows:

--------------------------------------------------------------------------------
                                                                Unrealized Gains
                                                                    (Losses)
--------------------------------------------------------------------------------
Long-term investments ......................................     $ (8,641,958)
Interest rate swaps ........................................       25,355,391
                                                                 ------------
Total ......................................................     $ 16,713,433
                                                                 ============

--------------------------------------------------------------------------------

As of November 30, 2000, net unrealized appreciation for Federal income tax purposes aggregated $593,165,831, all of which related to appreciated securities. At November 30, 2000, the aggregate cost of investments for Federal income tax purposes was $25,777,073.

The Company has entered into the following interest rate swaps as of November 30, 2000:

--------------------------------------------------------------------------------
                  Interest Received         Interest Paid
                  -----------------         -------------
Notional                                                             Expiration
Amount          Current Rate     Type    Current Rate     Type          Date
--------------------------------------------------------------------------------
$172,223,000            6.63%    Fixed       6.376%     Variable*   12/04/2023**
$627,777,000            6.62%    Fixed       6.376%     Variable*   12/04/2023
--------------------------------------------------------------------------------

*     1-month LIBOR minus .244% at reset date.
**    Interest receivable/payable at expiration.

4. Capital Stock Transactions:

Pursuant to a recapitalization, interest in certain dividend receipts were contributed to the Company in exchange for the following shares:

--------------------------------------------------------------------------------
                                  Class A Senior Stock     Class B Junior Stock
--------------------------------------------------------------------------------
Merck Holdings ...................          --                   600,781
MLCS .............................       5,000                    18,736
--------------------------------------------------------------------------------

In addition, the Company sold an aggregate of 109 shares of Class B Junior Stock to a group of individual accredited investors.

INDEPENDENT AUDITORS' REPORT

To the Stockholders and Board of Directors of Readington Holdings, Inc.

We have audited the accompanying statement of assets and liabilities of Readington Holdings, Inc., including the schedule of investments, as of December 31, 2000, and the related statements of operations, changes in net assets, and the financial highlights for the period August 11, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Readington Holdings, Inc. as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for period August 11, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
January 19, 2001